ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Operating revenues	$ 106,868	$ 49,208	$ 626,733
Operating costs and expenses	298,441	329,136	448,737
Operating loss	(191,573)	(279,928)	177,996
Non-operating (expenses) income:
Foreign exchange (losses) gains, net	6,257	(3,434)	(3,975)
Total non-operating expenses, net	(110,886)	(126,175)	(133,965)
Income tax expense	(457)	(1,011)	402
Net (loss) income	(302,002)	(405,092)	43,629
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Operating revenues	0	0	0
Operating costs and expenses	0	0	0
Operating loss	0	0	0
Non-operating (expenses) income:
Foreign exchange (losses) gains, net	(1)	1	1
Share of results of subsidiaries	(252,554)	(321,627)	33,563
Total non-operating expenses, net	(252,555)	(321,626)	33,564
(Loss) income before income tax	(252,555)	(321,626)	33,564
Income tax expense	0	0	0
Net (loss) income	$ (252,555)	$ (321,626)	$ 33,564